Financial Instruments (Details 6) ₪ in Thousands	12 Months Ended
Dec. 31, 2018 ILS (₪)
Financial asset through profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	₪ 86,262
Valuation Technique	Asian put option
Significant unobservable inputs	Expected volatility (%)
Range (Weighted average)	108.20%
Sensitivity of fair value to change in data	An increase / decrease of 10% in the standard deviation will result in an increase / decrease in fair value of NIS 1.5 million.
Conversion component of convertible notes [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value	₪ (10,994)
Valuation Technique	Binomial model
Significant unobservable inputs	Discount rate (%)
Range (Weighted average)	8.90%
Sensitivity of fair value to change in data	The increase / decrease of 10% in the effective interest has no material effect on the fair value.
Conversion component of convertible notes one [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Expected volatility (%)
Range (Weighted average)	33.40%
Sensitivity of fair value to change in data	An increase / decrease of 10% in the standard deviation will result in an increase / decrease in fair value of NIS 2.6 million.